Condensed Interim Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2022	Mar. 31, 2022
Current assets
Cash	$ 2,245,285	$ 370,784
Amounts receivable and other assets	132,456	48,817
Marketable securities	409,817	311,293
Total Current Assets	2,787,558	730,894
Non-current assets
Restricted cash	473,005	178,550
Right-of-use asset	77,339	82,384
Total assets	3,337,902	991,828
Current liabilities
Accounts payable and accrued liabilities	1,484,165	413,278
Balance due to related parties	515,812	472,303
Director's loan	250,000	0
Lease liability	17,978	17,125
Total current liabilities	2,267,955	902,706
Non-current liabilities
Director's loan	664,112	644,642
Lease Liability	68,041	72,903
Total liabilities	3,000,108	1,620,251
Shareholders' equity
Share capital	65,228,921	65,228,921
Reserves	4,330,842	4,094,335
Accumulated deficit	(69,221,968)	(69,951,679)
Stockholders' Equity	337,795	(628,423)
Total liabilities and shareholders' equity	$ 3,337,902	$ 991,828